Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Schedule of other commitments	The other commitments relate to minimum payments and consist of:

	Year ended December 31
in € thousand	2023	2022
Loans and grants	6	49
Royalties	6,798	8,262
OTHER COMMITMENTS	6,804	8,311

Schedule of pledges	The pledges consist of:

	Year ended December 31
in € thousand	2023	2022
Pledges on bank accounts	121,085	284,889
GUARANTEES AND PLEDGES	121,085	284,889